Document and Entity Information	Aug. 07, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001396033
Document Type	8-K/A
Document Period End Date	Aug. 07, 2024
Entity Registrant Name	LL Flooring Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33767
Entity Tax Identification Number	27-1310817
Entity Address, Address Line One	4901 Bakers Mill Lane
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	(804)
Local Phone Number	463-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	LL Flooring Holdings, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Form 8-K/A”) to amend the Company’s Current Report on Form 8-K filed on August 12, 2024 (the “Original Form 8-K”) to file the DIP ABL Agreement as Exhibit 10.3 and to provide the description of the DIP ABL Agreement set forth in Item 1.03 and incorporated by reference into Items 1.01 and 2.03. This Form 8-K/A does not amend or update any other disclosure contained in the Original Form 8-K. Capitalized terms used but not otherwise defined in this Form 8-K/A shall have the meanings given to them in the Original Form 8-K (or, if not defined herein, in the DIP ABL Agreement, filed as Exhibit 10.3 to this Form 8-K/A).